Share-based payments - Summary of Movements in Number of Share Options Outstanding and Weighted Average Exercise Prices (Detail)	12 Months Ended
	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Disclosure of number and weighted average exercise price of share options [abstract]
Weighted average exercise price, At January 1, | $	$ 7.55	$ 9.97
Weighted average exercise price, Regular options granted | $	4.43	3.24
Weighted average exercise price, Exercised | $	3.22
Weighted average exercise price, Forfeited | $	13.44	11.49
Weighted average exercise price, At December 31, | $	$ 6.04	$ 7.55
Number of options, At January 1, | shares	28,896,035	25,519,434
Number of options, Regular options granted | shares	5,804,535	9,101,164
Number of options, Exercised | shares	(242,648)
Number of options, Forfeited | shares	(4,735,349)	(5,724,563)
Number of options, At December 31, | shares	29,722,573	28,896,035